Goodwill And Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Change In Carry Amount Of Goodwill By Business Segment

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Balance, September 30, 2012	$2,379	1,338	3,367	501	441	8,026
Acquisitions	11					11
Divestitures			(40)		(2)	(42)
Impairment			(528)			(528)
Foreign currency translation and other	(7)	14	33	2		42
Balance, September 30, 2013	$2,383	1,352	2,832	503	439	7,509
Acquisitions	356		22			378
Divestitures			(70)			(70)
Impairment			(508)			(508)
Foreign currency translation and other	(38)	(23)	(58)	(3)	(5)	(127)
Balance, September 30, 2014	$2,701	1,329	2,218	500	434	7,182

Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2013	2014	2013	2014	2013	2014	2013	2014
Gross carrying amount	$1,482	1,594	1,023	1,052	1,110	1,190	3,615	3,836
Less: accumulated amortization	533	643	565	613	845	891	1,943	2,147
Net carrying amount	$949	951	458	439	265	299	1,672	1,689